Investment (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value of investment	$ 776	$ 849
Estimated value of investment, percentage	20.00%
Investment impact of net income		155
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value of investment	$ 776	$ 849